Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note G: Long-Term Debt

December 31 (add 000)	2014	2013
6.6% Senior Notes, due 2018	$299,123	$298,893
7% Debentures, due 2025	124,500	124,471
6.25% Senior Notes, due 2037	228,184	228,148
4.25% Senior Notes, due 2024	395,309	—
Floating Rate Notes, due 2017, interest rate of 1.33% at December 31, 2014	298,869	—
Term Loan Facility, due 2018, interest rate of 1.67% at December 31, 2014 and 2013	236,258	248,441
Trade Receivable Facility, interest rate of 0.77% at December 31, 2013	—	130,000
Other notes	3,152	968
Total	1,585,395	1,030,921
Less current maturities	(14,336)	(12,403)
Long-term debt	$1,571,059	$1,018,518

       The Corporation’s 6.6% Senior Notes due 2018, 7% Debentures due 2025, 6.25% Senior Notes due 2037, 4.25% Senior Notes due 2024 and Floating Rate Notes due 2017 (collectively, the “Senior Notes”) are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation’s existing and future unsubordinated indebtedness.  Upon a change of control repurchase event and a resulting below-investment-grade credit rating, the Corporation would be required to make an offer to repurchase all outstanding Senior Notes, with the exception of the 7% Debentures due 2025, at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

       All Senior Notes and Debentures are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue.  Senior Notes are redeemable prior to their respective maturity dates.  The principal amount, effective interest rate and maturity date for the Corporation’s Senior Notes and Debentures are as follows:

	Principal Amount (add 000)	Effective Interest Rate At Issue Date	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
Floating Rate Notes	$300,000	LIBOR+1.10%	June 30, 2017

On June 23, 2014, the Corporation priced its offering of $300,000,000 aggregate principal amount of its Floating Rate Senior Notes due 2017 (the “Floating Rate Notes”) and $400,000,000 of its 4.25% Senior Notes due 2024 (the “4.25% Senior Notes” and together with the Floating Rate Notes, the “Notes”) as a private placement.  The bonds were issued as part of refinancing $650,000,000 of 9.25% notes assumed with TXI. The bond transaction closed and settlement occurred on July 2, 2014.  In connection with the issuance of the Notes, the Corporation entered into an indenture, dated as of July 2, 2014, between the Corporation and Regions Bank, as trustee, and a Registration Rights Agreement, dated as of July 2, 2014, with respect to the Notes, among the Corporation, Deutsche Bank Securities Inc. and J.P. Morgan Securities LLC, as representatives of the several initial purchasers named in Schedule I to the purchase agreement entered into on June 23, 2014 with respect to the Notes.  The Floating Rate Notes bear interest at a rate equal to the three-month London Interbank Offered Rate (“LIBOR”) plus 1.10% and may not be redeemed prior to maturity.  The 4.25% Senior Notes may be redeemed in whole or in part prior to their maturity at a make-whole redemption price.

On December 19, 2014, the Corporation completed the exchange of $300,000,000 in aggregate principal amount of the original 2017 Notes and $400,000,000 in aggregate principal amount of the original 2024 Notes.  The original 2017 Notes and original 2024 Notes were validly tendered and not validly withdrawn prior to the expiration of the exchange offers, and the Corporation accepted for exchange all such original Notes pursuant to the exchange offers.  The offer expired on December 22, 2014.

The Corporation has a credit agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Wells Fargo Bank, N.A., Branch Banking and Trust Company and SunTrust Bank, as Co-Syndication Agents, and the lenders party thereto (the “Credit Agreement”).  The Credit Agreement provides a $250,000,000 senior unsecured term loan (the “Term Loan Facility”) and a $350,000,000 five-year senior unsecured revolving facility (the “Revolving Facility”, and together with the Term Loan Facility, the “Senior Unsecured Credit Facilities”).  The Senior Unsecured Credit Facilities are syndicated with the following banks:

Lender (add 000)	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
Branch Banking and Trust Company (“BB&T”)	46,667	33,333
SunTrust Bank	46,667	33,333
Deutsche Bank AG New York Branch	46,667	33,333
PNC Bank, National Association	29,167	20,833
Regions Bank	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	14,582	10,418
Total	$350,000	$250,000

Borrowings under the Senior Unsecured Credit Facilities bear interest, at the Corporation’s option, at rates based upon the LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid.

Under the Term Loan Facility, the Corporation is required to make quarterly principal payments equal to 1.25% of the original principal balance during 2014 and 2015 and 1.875% of the remaining principal balance during the remaining years, with the remaining outstanding principal, together with interest accrued thereon, due in full on November 29, 2018.

The Revolving Facility expires on November 29, 2018, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.  Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Corporation under the Revolving Facility.  At December 31, 2014 and 2013, the Corporation had $2,507,000 of outstanding letters of credit issued under the Revolving Facility.  The Corporation paid an upfront loan commitment fee to the bank group that is being amortized over the life of the Revolving Facility.  Unused fees are paid on undrawn revolving balances.

On July 1, 2014, the Corporation, through a wholly-owned special purpose subsidiary, amended its trade receivable securitization facility (the “Trade Receivable Facility”) to increase the borrowing capacity from $150,000,000 to $250,000,000.  On September 30, 2014, the Corporation extended the maturity of its Trade Receivable Facility to September 30, 2016.  The Trade Receivable Facility, with SunTrust Bank, Regions Bank, PNC Bank, National Association and certain other lenders that may become a party to the facility from time to time, is backed by eligible trade receivables, as defined, of $369,575,000 and $234,101,000 at December 31, 2014 and 2013, respectively.  These receivables are originated by the Corporation and then sold to the special purpose subsidiary wholly-owned by the Corporation.  Borrowings under the Trade Receivable Facility bear interest at a rate equal to one-month LIBOR plus 0.7% and are limited to the lesser of the facility limit or the borrowing base, as defined, of $313,428,000 and $174,977,000 at December 31, 2014 and 2013, respectively.  The Corporation continues to be responsible for the servicing and administration of the receivables purchased by the wholly-owned special purpose subsidiary.

The Corporation has a $5,000,000 short-term line of credit.  No amounts were outstanding under this line of credit at December 31, 2014 or 2013.

The Corporation’s Credit Agreement requires the Corporation’s ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (“EBITDA”), as defined, for the trailing twelve months (the “Ratio”) to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation, as a consequence of such specified acquisition, does not have its rating on long-term unsecured debt fall below BBB by Standard & Poor’s or Baa2 by Moody’s and the Ratio calculated without such exclusion does not exceed 3.75x.  Additionally, if no amounts are outstanding under both the Revolving Facility and the Trade Receivable Facility, consolidated debt, including debt for which the Corporation is a co-borrower (see Note N), may be reduced by the Corporation’s unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.

Effective June 23, 2014, the Corporation amended the Credit Agreement to reduce the risk that the impact of the business combination with TXI does not impair liquidity available under the Term Loan Facility and the Revolving Facility.  The amendment adjusts consolidated EBITDA to add back fees, costs or expenses relating to the TXI business combination incurred in any period prior to the closing of the combination not to exceed $95,000,000; any integration or similar costs or expenses related to the TXI business combination incurred in any period prior to the second anniversary of the closing of the TXI business combination not to exceed $70,000,000; and any make-whole fees incurred in connection with the redemption of TXI’s 9.25% senior notes due 2020.  The amendment also temporarily increased the maximum Ratio to 3.75x at June 30, 2014 and September 30, 2014.  The Ratio returned to the pre-amendment maximum of 3.50x for the December 31, 2014 calculation date.  The Corporation was in compliance with this Ratio at December 31, 2014.

The Corporation’s long-term debt maturities for the five years following December 31, 2014, and thereafter are:

(add 000)
2015	$14,336
2016	19,064
2017	317,349
2018	486,383
2019	55
Thereafter	748,208
Total	$1,585,395

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements.  For the years ended December 31, 2014, 2013 and 2012, the Corporation recognized $1,188,000, $1,108,000 and $1,034,000, respectively, as additional interest expense.  The ongoing amortization of the terminated value of the forward starting interest rate swap agreements will increase annual interest expense by approximately $1,200,000 until the maturity of the 6.6% Senior Notes in 2018.